Consolidated Statements of Changes in Equity (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of Stockholders' Equity [Abstract]
Net income (loss) allocated to redeemable non controlling interests	$ (36,097)	$ (29,165)	$ (2,146)